Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Entity Wide Revenue Major Customer
Concentration risk benchmark description	During the years ended December 31, 2015 and 2014, charterers that individually accounted for more than 10% of the Partnership's revenues were as follows
Percentage of time charter revenue	100.00%	100.00%
Charterer A
Entity Wide Revenue Major Customer
Percentage of time charter revenue	52.00%	36.00%
Charterer B
Entity Wide Revenue Major Customer
Percentage of time charter revenue	29.00%	50.00%
Charterer C
Entity Wide Revenue Major Customer
Percentage of time charter revenue	19.00%	14.00%
Sales Revenue, Net
Entity Wide Revenue Major Customer
Percentage of time charter revenue	10.00%